Variable Interest Entities (Summary of Material Unconsolidated Variable Interest Entities) (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 489	$ 501
Maximum exposure to loss	$ 6	$ 6